CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
(i) Other investments
Other deposits with maturity of more than three months	$ 1,875,026		$ 1,290,459
Other investments - Current	1,875,026		1,290,459
(ii) Cash and cash equivalents
Cash and banks	371,797		305,136
Restricted cash	30		58		$ 54
Short-term bank deposits	772,953		692,529
Other deposits with maturity of less than three months	508,575		278,882
Cash and cash equivalents	$ 1,653,355	[1]	$ 1,276,605	[1]	$ 537,882	[1]	$ 519,965

[1]	It includes restricted cash of $30, $58 and $54 as of December 31, 2022, 2021 and 2020, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,975,490, $1,357,484 and $816,157 as of December 31, 2022, 2021 and 2020, respectively.